Other Comprehensive Income (Loss) (Details 3) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Other Comprehensive Income Loss Net Of Tax	$ (125,514,000)	$ (191,150,000)	$ (203,542,000)	$ (184,858,000)
Total reclassification for the period			(43,864,000)	(26,107,000)
Gain Loss Cash Flow Hedge [Member]
Total before tax			37,931,000	24,666,000
Tax expense or benefit			(10,414,000)	(6,737,000)
Net of tax			27,517,000	17,929,000
Interest Rate Contract Cash Flow Hedge [Member]
Interest Income Expense Net			21,675,000	20,483,000
Foreign Exchange Contract Cash Flow Hedge [Member]
Costs Of Revenue			16,256,000	4,183,000
Actuarial Gain Loss Pensions [Member]
Actuarial (gains)/losses			(25,995,000)	(12,959,000)
Total before tax			(25,995,000)	(12,959,000)
Tax expense or benefit			(9,648,000)	(4,781,000)
Net of tax			$ 16,347,000	$ 8,178,000